UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3430

Oppenheimer Limited-Term Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/30/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS November 30, 2018 Unaudited

	Principal Amount	Value
Asset-Backed Securities—15.6%
Auto Loan—12.8%
American Credit Acceptance Receivables Trust:
Series 2015-2, Cl. C, 4.32%, 5/12/21[1]	$ 2,172,218	$ 2,173,112
Series 2015-3, Cl. D, 5.86%, 7/12/22[1]	1,085,000	1,092,497
Series 2017-3, Cl. B, 2.25%, 1/11/21[1]	1,108,560	1,107,357
Series 2017-4, Cl. B, 2.61%, 5/10/21[1]	734,000	732,112
Series 2017-4, Cl. C, 2.94%, 1/10/24[1]	2,083,000	2,073,020
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	3,042,000	3,011,619
Series 2018-2, Cl. B, 3.46%, 8/10/22[1]	3,280,000	3,278,837
Series 2018-2, Cl. C, 3.70%, 7/10/24[1]	3,245,000	3,242,771
Series 2018-3, Cl. B, 3.49%, 6/13/22[1]	1,000,000	999,583
AmeriCredit Automobile Receivables Trust:
Series 2014-4, Cl. C, 2.47%, 11/9/20	819,502	818,783
Series 2015-3, Cl. D, 3.34%, 8/8/21	1,715,000	1,717,964
Series 2017-2, Cl. D, 3.42%, 4/18/23	3,075,000	3,061,553
Series 2017-4, Cl. D, 3.08%, 12/18/23	1,480,000	1,451,006
Series 2018-3, Cl. C, 3.74%, 10/18/24	3,465,000	3,478,398
Cabela’s Credit Card Master Note Trust, Series 2015-2, Cl. A2,
2.977% [US0001M+67], 7/17/23[2]	1,725,000	1,736,549
California Republic Auto Receivables Trust, Series 2014-4, Cl.
C, 3.56%, 9/15/21	700,000	700,292
Capital Auto Receivables Asset Trust, Series 2017-1, Cl. D,
3.15%, 2/20/25[1]	435,000	430,764
CarMax Auto Owner Trust:
Series 2015-2, Cl. D, 3.04%, 11/15/21	750,000	748,229
Series 2015-3, Cl. D, 3.27%, 3/15/22	2,615,000	2,609,320
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,915,000	1,906,271
Series 2017-1, Cl. D, 3.43%, 7/17/23	2,345,000	2,330,075
Series 2017-4, Cl. D, 3.30%, 5/15/24	1,120,000	1,105,283
Series 2018-1, Cl. D, 3.37%, 7/15/24	810,000	797,433
Series 2018-4, Cl. C, 3.85%, 7/15/24	1,170,000	1,177,942
CIG Auto Receivables Trust, Series 2017-1A, Cl. A, 2.71%,
5/15/23[1]	698,398	693,794
CPS Auto Receivables Trust:
Series 2017-C, Cl. A, 1.78%, 9/15/20[1]	163,598	163,306
Series 2017-C, Cl. B, 2.30%, 7/15/21[1]	1,035,000	1,029,396
Series 2017-D, Cl. B, 2.43%, 1/18/22[1]	1,855,000	1,838,369
Series 2018-A, Cl. B, 2.77%, 4/18/22[1]	1,537,000	1,522,508
Series 2018-B, Cl. A, 2.72%, 9/15/21[1]	2,401,215	2,394,100
Series 2018-B, Cl. B, 3.23%, 7/15/22[1]	1,880,000	1,873,072
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%, 5/17/21[1]	440,000	438,914
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	2,225,000	2,196,685
Series 2018-1A, Cl. B, 3.60%, 4/15/27[1]	1,555,000	1,546,055
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	2,215,000	2,198,285
Series 2018-2A, Cl. C, 4.16%, 9/15/27[1]	1,345,000	1,350,476
Drive Auto Receivables Trust:
Series 2015-BA, Cl. D, 3.84%, 7/15/21[1]	137,333	137,615
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,685,000	1,692,201

1 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Drive Auto Receivables Trust: (Continued)
Series 2017-1, Cl. D, 3.84%, 3/15/23	$ 3,015,000	$ 3,017,223
Series 2017-3, Cl. C, 2.80%, 7/15/22	3,840,000	3,825,213
Series 2017-BA, Cl. D, 3.72%, 10/17/22[1]	2,255,000	2,260,794
Series 2018-1, Cl. C, 3.22%, 3/15/23	4,000,000	3,975,686
Series 2018-1, Cl. D, 3.81%, 5/15/24	3,320,000	3,310,927
Series 2018-2, Cl. D, 4.14%, 8/15/24	3,770,000	3,755,811
Series 2018-3, Cl. D, 4.30%, 9/16/24	2,560,000	2,577,406
Series 2018-4, Cl. B, 3.36%, 10/17/22	1,665,000	1,663,054
Series 2018-5, Cl. C, 3.99%, 1/15/25	2,770,000	2,772,951
DT Auto Owner Trust:
Series 2015-3A, Cl. D, 4.53%, 10/17/22[1]	4,358,022	4,384,360
Series 2016-1A, Cl. C, 3.54%, 10/15/21[1]	107,110	107,167
Series 2016-2A, Cl. C, 3.67%, 1/18/22[1]	712,849	713,490
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	1,950,000	1,996,615
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	3,607,000	3,605,435
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	2,740,000	2,789,219
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	1,835,000	1,839,021
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	1,790,000	1,822,490
Series 2017-4A, Cl. C, 2.86%, 7/17/23[1]	5,300,000	5,280,123
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	3,275,000	3,255,474
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]	1,555,000	1,563,774
Series 2018-1A, Cl. B, 3.04%, 1/18/22[1]	1,765,000	1,761,322
Series 2018-2A, Cl. B, 3.43%, 5/16/22[1]	985,000	983,718
Series 2018-3A, Cl. B, 3.56%, 9/15/22[1]	3,390,000	3,395,259
Series 2018-3A, Cl. C, 3.79%, 7/15/24[1]	1,360,000	1,365,602
Exeter Automobile Receivables Trust:
Series 2016-2A, Cl. C, 5.96%, 2/15/22[1]	1,800,000	1,835,418
Series 2017-3A, Cl. A, 2.05%, 12/15/21[1]	605,565	602,961
Series 2018-1A, Cl. B, 2.75%, 4/15/22[1]	1,680,000	1,672,300
Flagship Credit Auto Trust:
Series 2015-3, Cl. C, 4.65%, 3/15/22[1]	4,000,000	4,050,229
Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	3,570,000	3,685,343
GLS Auto Receivables Trust:
Series 2018-1A, Cl. A, 2.82%, 7/15/22[1]	2,873,654	2,860,792
Series 2018-3A, Cl. A, 3.35%, 8/15/22[1]	1,620,614	1,619,691
GM Financial Automobile Leasing Trust:
Series 2017-3, Cl. C, 2.73%, 9/20/21	1,230,000	1,216,880
Series 2018-2, Cl. C, 3.50%, 4/20/22	1,730,000	1,727,404
GMF Floorplan Owner Revolving Trust:
Series 2018-3, Cl. B, 3.49%, 9/15/22[1]	3,220,000	3,227,042
Series 2018-3, Cl. C, 3.68%, 9/15/22[1]	2,725,000	2,730,750
Series 2018-4, Cl. B, 3.68%, 9/15/23[1]	2,725,000	2,736,158
Series 2018-4, Cl. C, 3.88%, 9/15/23[1]	3,405,000	3,419,310
Navistar Financial Dealer Note Master Owner Trust II:
Series 2017-1, Cl. C, 3.865% [US0001M+155], 6/27/22[1,2]	605,000	606,719
Series 2017-1, Cl. D, 4.615% [US0001M+230], 6/27/22[1,2]	700,000	700,772
Series 2018-1, Cl. A, 2.945% [US0001M+63], 9/25/23[1,2]	1,420,000	1,420,070
Series 2018-1, Cl. B, 3.115% [US0001M+80], 9/25/23[1,2]	670,000	670,868

2 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Auto Loan (Continued)
Santander Drive Auto Receivables Trust:
Series 2015-3, Cl. D, 3.49%, 5/17/21	$ 2,615,000	$ 2,620,065
Series 2015-4, Cl. C, 2.97%, 3/15/21	1,040,710	1,040,560
Series 2015-5, Cl. C, 2.74%, 12/15/21	797,652	797,144
Series 2016-2, Cl. D, 3.39%, 4/15/22	2,580,000	2,574,797
Series 2017-1, Cl. D, 3.17%, 4/17/23	1,595,000	1,586,946
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	4,585,000	4,678,269
Series 2017-2, Cl. D, 3.49%, 7/17/23	1,640,000	1,631,653
Series 2017-3, Cl. D, 3.20%, 11/15/23	2,935,000	2,901,150
Series 2018-1, Cl. D, 3.32%, 3/15/24	1,195,000	1,176,501
Series 2018-2, Cl. D, 3.88%, 2/15/24	2,015,000	2,014,950
Series 2018-3, Cl. C, 3.51%, 8/15/23	5,295,000	5,287,607
Series 2018-5, Cl. C, 3.81%, 12/16/24	2,895,000	2,904,674
Santander Retail Auto Lease Trust, Series 2017-A, Cl. C,
2.96%, 11/21/22[1]	2,015,000	1,993,208
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D,
3.53%, 3/15/22[1]	1,230,000	1,225,500
United Auto Credit Securitization Trust, Series 2018-1, Cl. C,
3.05%, 9/10/21[1]	3,190,000	3,174,099
Veros Automobile Receivables Trust, Series 2017-1, Cl. A,
2.84%, 4/17/23[1]	590,377	588,585
Westlake Automobile Receivables Trust:
Series 2016-1A, Cl. E, 6.52%, 6/15/22[1]	2,770,000	2,799,246
Series 2017-2A, Cl. E, 4.63%, 7/15/24[1]	3,255,000	3,265,578
Series 2018-1A, Cl. C, 2.92%, 5/15/23[1]	1,740,000	1,719,825
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]	2,305,000	2,275,039
Series 2018-2A, Cl. C, 3.50%, 1/16/24[1]	4,025,000	3,998,118
Series 2018-3A, Cl. B, 3.32%, 10/16/23[1]	5,187,000	5,181,071
		213,094,972

Credit Card—2.2%
Cabela’s Credit Card Master Note Trust:
Series 2015-1A, Cl. A2, 2.847% [US0001M+54], 3/15/23[2]	2,200,000	2,205,136
Series 2016-1, Cl. A1, 1.78%, 6/15/22	3,200,000	3,178,933
Series 2016-1, Cl. A2, 3.157% [US0001M+85], 6/15/22[2]	250,000	250,980
Discover Card Execution Note Trust, Series 2016-A4, Cl. A4,
1.39%, 3/15/22	700,000	690,983
Evergreen Credit Card Trust, Series 2018-2, Cl. A, 2.657%
[US0001M+35], 7/15/22[1,2]	4,970,000	4,973,308
World Financial Network Credit Card Master Trust:
Series 2016-C, Cl. A, 1.72%, 8/15/23	1,390,000	1,373,360
Series 2017-A, Cl. A, 2.12%, 3/15/24	4,150,000	4,085,407
Series 2017-C, Cl. A, 2.31%, 8/15/24	4,480,000	4,400,026
Series 2018-A, Cl. A, 3.07%, 12/16/24	6,205,000	6,161,653
Series 2018-B, Cl. A, 3.46%, 7/15/25	3,015,000	3,021,028
Series 2018-C, Cl. A, 3.55%, 8/15/25	6,390,000	6,414,814
		36,755,628

3 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Equipment—0.4%
CCG Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	$ 2,355,000	$ 2,317,249
Series 2018-1, Cl. B, 3.09%, 6/16/25[1]	1,030,000	1,018,198
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	290,000	286,611
Series 2018-2, Cl. C, 3.87%, 12/15/25[1]	755,000	752,999
CNH Equipment Trust, Series 2017-C, Cl. B, 2.54%, 5/15/25	750,000	732,953
Dell Equipment Finance Trust, Series 2018-1, Cl. B, 3.34%, 6/22/23[1]	1,040,000	1,038,858
Structured Asset Securities Corp., Interest-Only Stripped Pass-
Through Certificates, Series 2002-AL1, Cl. AIO, 99.999%, 2/25/32[3]	2,017,031	159,483
		6,306,351

Loans: Other—0.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-
Through Certificates, Series 2005-R5, Cl. M2, 3.005%
[US0001M+69], 7/25/35[2]	1,238,164	1,242,313
Dell Equipment Finance Trust, Series 2017-2, Cl. B, 2.47%, 10/24/22[1]	740,000	730,574
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	1,173,396	1,162,008
		3,134,895
Total Asset-Backed Securities (Cost $259,984,468)		259,291,846

Mortgage-Backed Obligations—29.8%
Government Agency—17.7%
FHLMC/FNMA/FHLB/Sponsored—17.6%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	1,317	1,343
5.00%, 7/1/33-6/1/34	463,390	491,810
5.50%, 9/1/39	1,143,816	1,218,421
6.00%, 1/1/22-7/1/24	374,905	405,911
6.50%, 4/1/21-4/1/34	171,476	186,731
7.00%, 10/1/31-3/1/35	947,837	1,059,920
7.50%, 1/1/32-2/1/32	784,136	905,055
9.00%, 8/1/22-5/1/25	8,085	8,594
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[3]	38,217	7,649
Series 205, Cl. IO, 57.239%, 9/1/29[3]	258,401	54,449
Series 206, Cl. IO, 0.00%, 12/15/29[3,4]	103,572	29,303
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	98,477	18,801
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through
Certificates, Interest-Only Stripped Mtg.-Backed Security, Series KC02, Cl.
X1, 0.00%, 3/25/24[3,4]	59,849,208	1,119,497
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	1,838	1,880
Series 1644, Cl. S, 2.468% [D11COF+145], 12/15/23[2]	1,072,710	1,100,584
Series 2043, Cl. ZP, 6.50%, 4/15/28	647,933	708,168
Series 2116, Cl. ZA, 6.00%, 1/15/29	325,154	343,477

4 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2148, Cl. ZA, 6.00%, 4/15/29	$ 495,975	$ 532,524
Series 2220, Cl. PD, 8.00%, 3/15/30	54,989	62,484
Series 2326, Cl. ZP, 6.50%, 6/15/31	70,220	75,311
Series 2344, Cl. FP, 3.257% [LIBOR01M+95], 8/15/31[2]	99,410	102,148
Series 2368, Cl. PR, 6.50%, 10/15/31	252,947	277,740
Series 2427, Cl. ZM, 6.50%, 3/15/32	271,802	294,869
Series 2451, Cl. FD, 3.307% [LIBOR01M+100], 3/15/32[2]	55,315	56,629
Series 2461, Cl. PZ, 6.50%, 6/15/32	137,630	148,650
Series 2464, Cl. FI, 3.307% [LIBOR01M+100], 2/15/32[2]	57,215	58,583
Series 2465, Cl. PG, 6.50%, 6/15/32	201,159	220,729
Series 2470, Cl. LF, 3.307% [LIBOR01M+100], 2/15/32[2]	57,383	58,756
Series 2517, Cl. GF, 3.307% [LIBOR01M+100], 2/15/32[2]	45,476	46,564
Series 2551, Cl. LF, 2.807% [LIBOR01M+50], 1/15/33[2]	5,896	5,931
Series 3015, Cl. GM, 5.00%, 8/15/35	2,617,709	2,784,556
Series 3848, Cl. WL, 4.00%, 4/15/40	300,162	301,540
Series 3917, Cl. BA, 4.00%, 6/15/38	223,251	224,947
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[3]	51,933	4,718
Series 2079, Cl. S, 99.999%, 7/17/28[3]	95,856	10,470
Series 2122, Cl. S, 69.23%, 2/15/29[3]	335,482	48,747
Series 2304, Cl. SK, 44.728%, 6/15/293	316,046	49,286
Series 2493, Cl. S, 18.868%, 9/15/29[3]	76,455	11,815
Series 2526, Cl. SE, 48.727%, 6/15/29[3]	122,924	18,927
Series 2795, Cl. SH, 99.999%, 3/15/24[3]	733,063	42,209
Series 2920, Cl. S, 18.952%, 1/15/35[3]	854,000	111,835
Series 2922, Cl. SE, 18.461%, 2/15/35[3]	190,139	23,185
Series 2981, Cl. AS, 1.191%, 5/15/35[3]	724,305	80,895
Series 3004, Cl. SB, 99.999%, 7/15/35[3]	976,457	86,304
Series 3397, Cl. GS, 0.00%, 12/15/37[3,4]	121,432	18,255
Series 3424, Cl. EI, 0.00%, 4/15/38[3,4]	60,251	5,019
Series 3450, Cl. BI, 9.094%, 5/15/38[3]	1,332,793	167,135
Series 3606, Cl. SN, 13.588%, 12/15/39[3]	282,910	31,833
Series 3659, Cl. IE, 0.00%, 3/15/19[3,4]	5,920	13
Series 3685, Cl. EI, 0.00%, 3/15/19[3,4]	222	—
Series 4057, Cl. QI, 5.064%, 6/15/27[3]	6,754,852	560,638
Series 4205, Cl. AI, 9.459%, 5/15/28[3]	1,808,004	137,403
Series 4818, Cl. BI, 0.00%, 3/15/45[3,4]	2,507,960	461,919
Federal National Mortgage Assn.:
3.00%, 12/1/33[5]	3,595,000	3,548,447
3.50%, 12/1/33[5]	32,675,000	32,772,003
4.00%, 12/1/33-12/1/48[5]	22,325,000	22,637,274
4.50%, 12/1/48[5]	143,540,000	147,609,223
5.00%, 12/1/48[5]	48,040,000	50,266,493
Federal National Mortgage Assn. Pool:
4.50%, 2/1/19-12/1/20	149,988	152,513
5.00%, 4/1/19-6/1/22	62,818	65,048

5 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. Pool: (Continued)
5.50%, 2/1/35-5/1/36	$ 399,974	$ 431,199
6.00%, 6/1/30-3/1/37	2,991,193	3,274,096
6.50%, 5/1/28-1/1/34	2,409,582	2,642,802
7.00%, 1/1/30-4/1/34	2,041,677	2,293,979
7.50%, 2/1/27-8/1/33	1,809,044	2,054,347
8.00%, 12/1/22	5,167	5,482
8.50%, 7/1/32	7,185	7,277
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[3]	177,080	20,910
Series 252, Cl. 2, 99.999%, 11/25/23[3]	84,006	10,839
Series 303, Cl. IO, 99.999%, 11/25/29[3]	1,075,492	246,279
Series 319, Cl. 2, 41.676%, 2/25/32[3]	191,168	42,742
Series 321, Cl. 2, 25.761%, 4/25/32[3]	286,832	67,617
Series 324, Cl. 2, 17.342%, 7/25/32[3]	118,628	27,469
Series 328, Cl. 2, 0.00%, 12/25/32[3,4]	680,440	157,639
Series 334, Cl. 12, 0.00%, 3/25/33[3,4]	399,492	84,399
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	318,442	70,175
Series 351, Cl. 10, 99.999%, 4/25/34[3]	269,483	57,349
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	264,806	52,196
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	185,614	38,414
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	91,602	20,216
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	167,728	34,622
Series 364, Cl. 15, 0.00%, 9/25/35[3,4]	237,494	51,631
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Series 327, Cl. 1, 11.783%, 9/25/32[6]	48,766	41,338
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	471,379	495,609
Series 1993-87, Cl. Z, 6.50%, 6/25/23	156,156	164,046
Series 1999-54, Cl. LH, 6.50%, 11/25/29	138,601	149,470
Series 2002-29, Cl. F, 3.315% [LIBOR01M+100], 4/25/32[2]	64,346	65,936
Series 2002-64, Cl. FJ, 3.315% [LIBOR01M+100], 4/25/32[2]	19,807	20,297
Series 2002-68, Cl. FH, 2.803% [LIBOR01M+50], 10/18/32[2]	37,766	37,941
Series 2003-116, Cl. FA, 2.715% [LIBOR01M+40], 11/25/33[2]	69,248	69,321
Series 2003-130, Cl. CS, 9.47% [-2 x LIBOR01M+1,410], 12/25/33[2]	24,093	24,527
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,467,698
Series 2006-11, Cl. PS, 16.078% [-3.667 x
LIBOR01M+2,456.67], 3/25/36[2]	133,418	185,647
Series 2006-46, Cl. SW, 15.711% [-3.667 x
LIBOR01M+2,419.92], 6/25/36[2]	78,708	105,399
Series 2006-50, Cl. KS, 15.711% [-3.667 x
LIBOR01M+2,420], 6/25/36[2]	149,389	205,254
Series 2006-50, Cl. SK, 15.711% [-3.667 x
LIBOR01M+2,420], 6/25/36[2]	413,709	555,431
Series 2007-9, Cl. LE, 5.50%, 3/25/37	1,741,794	1,848,882
Series 2010-43, Cl. KG, 3.00%, 1/25/21	22,504	22,462
Series 2011-15, Cl. DA, 4.00%, 3/25/41	162,525	161,161
Series 2011-3, Cl. KA, 5.00%, 4/25/40	564,252	584,209

6 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2012-20, Cl. FD, 2.715% [LIBOR01M+40], 3/25/42[2]	$ 165,513	$ 165,774
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 6.001%, 11/18/31[3]	231,661	36,766
Series 2001-63, Cl. SD, 26.227%, 12/18/31[3]	87,618	12,283
Series 2001-68, Cl. SC, 25.113%, 11/25/31[3]	63,014	9,491
Series 2001-81, Cl. S, 9.333%, 1/25/32[3]	62,153	10,200
Series 2002-28, Cl. SA, 10.951%, 4/25/32[3]	62,321	10,300
Series 2002-38, Cl. SO, 30.762%, 4/25/32[3]	116,454	16,532
Series 2002-39, Cl. SD, 30.951%, 3/18/32[3]	123,081	21,597
Series 2002-41, Cl. S, 24.862%, 7/25/32[3]	384,754	59,578
Series 2002-48, Cl. S, 9.582%, 7/25/32[3]	94,389	16,857
Series 2002-52, Cl. SD, 38.213%, 9/25/32[3]	110,240	18,856
Series 2002-52, Cl. SL, 9.723%, 9/25/32[3]	63,787	10,974
Series 2002-53, Cl. SK, 42.341%, 4/25/32[3]	76,774	13,816
Series 2002-56, Cl. SN, 10.716%, 7/25/32[3]	128,975	23,034
Series 2002-77, Cl. IS, 27.366%, 12/18/32[3]	198,404	32,542
Series 2002-77, Cl. SH, 11.575%, 12/18/32[3]	81,707	12,336
Series 2002-9, Cl. MS, 8.947%, 3/25/32[3]	98,899	17,634
Series 2003-25, Cl. IK, 77.286%, 4/25/33[3]	1,680,361	426,130
Series 2003-33, Cl. SP, 8.181%, 5/25/33[3]	217,498	40,101
Series 2003-4, Cl. S, 21.212%, 2/25/33[3]	130,076	22,675
Series 2005-12, Cl. SC, 20.11%, 3/25/35[3]	85,379	10,902
Series 2005-14, Cl. SE, 14.735%, 3/25/35[3]	679,381	75,791
Series 2005-40, Cl. SB, 30.457%, 5/25/35[3]	515,144	58,096
Series 2005-52, Cl. JH, 28.711%, 5/25/35[3]	302,357	34,998
Series 2005-6, Cl. SE, 78.049%, 2/25/35[3]	1,280,318	172,468
Series 2007-88, Cl. XI, 0.00%, 6/25/37[3,4]	265,517	37,021
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,4]	111,508	10,496
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	5,503	266
Series 2010-95, Cl. DI, 0.00%, 11/25/20[3,4]	120,762	1,495
Series 2011-96, Cl. SA, 5.85%, 10/25/41[3]	801,076	109,824
Series 2012-121, Cl. IB, 7.461%, 11/25/27[3]	2,924,400	247,404
Series 2012-134, Cl. SA, 1.148%, 12/25/42[3]	1,704,221	284,492
Series 2012-40, Cl. PI, 12.176%, 4/25/41[3]	941,219	148,595
Series 2013-2, Cl. IA, 7.179%, 2/25/43[3]	490,874	91,608
Series 2018-16, Cl. NI, 0.00%, 12/25/44[3,4]	1,288,922	218,583
Series 2018-69, Cl. CI, 0.00%, 10/25/46[3,4]	2,861,992	457,829
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series
1995-2B, Cl. 2IO, 0.00%, 6/15/25[3,4]	1,766,093	29,383
		293,698,195

GNMA/Guaranteed—0.1%
Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	7,398	8,034
7.00%, 1/15/28-8/15/28	69,122	72,072
7.50%, 9/15/22-11/15/26	46,175	47,337

7 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
GNMA/Guaranteed (Continued)
Government National Mortgage Assn. I Pool: (Continued)
8.00%, 2/15/22-8/15/28	$ 16,303	$ 16,400
10.00%, 5/15/19-6/15/19	1,298	1,299
10.50%, 5/15/19-12/15/20	1,272	1,275
Government National Mortgage Assn. II Pool:
7.00%, 1/20/30	21,442	24,437
11.00%, 10/20/19	88	88
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2007-17, Cl. AI, 43.95%, 4/16/37[3]	1,446,605	185,268
Series 2011-52, Cl. HS, 20.385%, 4/16/41[3]	2,331,788	302,375
Series 2017-136, Cl. LI, 5.293%, 9/16/47[3]	5,162,712	1,131,284
		1,789,869

Non-Agency—12.1%
Commercial—5.7%
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 4.69% [H15T1Y+210], 9/26/35[1,2]	88,098	88,403
Series 2012-RR6, Cl. RR6, 0.056%, 11/26/36[1]	289,148	288,569
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2018-B1, Cl. XA, 14.258%, 1/15/51[3]	26,438,771	996,623
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[3,4,7,8]	379,053	8,070
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-CD6, Cl. XA, 14.85%, 11/13/50[3]	9,212,838	544,668
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 3.752%, 1/25/36[9]	634,993	600,518
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Cl. AAB, 2.608%, 9/10/45	995,591	983,819
Series 2014-GC21, Cl. AAB, 3.477%, 5/10/47	1,065,000	1,070,235
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates:
Series 2013-GC17, Cl. XA, 0.00%, 11/10/46[3,4]	14,327,507	515,485
Series 2017-C4, Cl. XA, 14.023%, 10/12/50[3]	24,227,372	1,699,250
COMM Mortgage Trust:
Series 2014-CR17, Cl. ASB, 3.598%, 5/10/47	4,840,000	4,872,985
Series 2014-CR20, Cl. ASB, 3.305%, 11/10/47	715,000	714,521
Series 2015-CR22, Cl. A2, 2.856%, 3/10/48	1,405,000	1,399,499
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 23.527%, 12/10/45[3]	12,690,538	646,400
Connecticut Avenue Securities, Series 2014-C01, Cl. M2, 6.715%
[US0001M+440], 1/25/24[2]	4,000,000	4,492,974
FREMF Mortgage Trust:
Series 2010-K6, Cl. B, 5.542%, 12/25/46[1,9]	695,000	708,781
Series 2011-K10, Cl. B, 4.781%, 11/25/49[1,9]	4,025,000	4,107,839
Series 2012-K707, Cl. C, 4.003%, 1/25/47[1,9]	4,000,000	3,989,518
Series 2012-K708, Cl. C, 3.87%, 2/25/45[1,9]	4,635,000	4,626,514
Series 2012-K709, Cl. C, 3.876%, 4/25/45[1,9]	1,057,000	1,055,780
Series 2012-K710, Cl. B, 3.948%, 6/25/47[1,9]	940,000	941,527
Series 2012-K710, Cl. C, 3.948%, 6/25/47[1,9]	5,295,000	5,293,516
Series 2012-K711, Cl. B, 3.689%, 8/25/45[1,9]	3,785,000	3,784,776
Series 2012-K711, Cl. C, 3.689%, 8/25/45[1,9]	1,660,000	1,657,611

8 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Commercial (Continued)
FREMF Mortgage Trust: (Continued)
Series 2013-K25, Cl. C, 3.744%, 11/25/45[1,9]	$ 2,362,000	$ 2,328,410
Series 2013-K26, Cl. C, 3.721%, 12/25/45[1,9]	1,642,030	1,599,976
Series 2013-K27, Cl. C, 3.615%, 1/25/46[1,9]	530,000	512,574
Series 2013-K28, Cl. C, 3.609%, 6/25/46[1,9]	530,000	521,908
Series 2013-K30, Cl. C, 3.669%, 6/25/45[1,9]	917,000	901,154
Series 2013-K712, Cl. C, 3.473%, 5/25/45[1,9]	915,000	911,279
Series 2013-K713, Cl. C, 3.263%, 4/25/46[1,9]	912,000	905,966
Series 2014-K714, Cl. C, 3.986%, 1/25/47[1,9]	4,000,000	4,009,334
Series 2014-K715, Cl. C, 4.265%, 2/25/46[1,9]	2,695,000	2,720,066
Series 2015-K721, Cl. B, 3.681%, 11/25/47[1,9]	1,150,000	1,132,710
Series 2017-K724, Cl. B, 3.601%, 11/25/23[1,9]	1,395,000	1,360,562
GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Cl. A, 2.933%, 6/5/31[1]	4,940,000	4,936,275
GS Mortgage Securities Trust:
Series 2012-GC6, Cl. A3, 3.482%, 1/10/45	1,260,241	1,263,834
Series 2013-GC12, Cl. AAB, 2.678%, 6/10/46	341,210	336,351
Series 2014-GC18, Cl. AAB, 3.648%, 1/10/47	960,000	963,380
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6.00%, 4/25/37[1,9]	609,540	580,246
Heller Financial Commercial Mortgage Asset Corp., Interest-Only
Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0.00%, 1/17/34[1,3,4]	8,140	24
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Cl. ASB, 3.144%, 5/15/45	1,423,853	1,417,720
Series 2012-LC9, Cl. A4, 2.611%, 12/15/47	223,057	220,696
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	2,335,000	2,407,312
Series 2016-JP3, Cl. A2, 2.435%, 8/15/49	2,400,000	2,334,268
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 4.182%, 7/25/35[9]	561,452	577,008
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Cl. ASB, 3.705%, 1/15/47	778,416	784,318
Series 2014-C18, Cl. A3, 3.578%, 2/15/47	1,185,000	1,182,430
Series 2014-C19, Cl. ASB, 3.584%, 4/15/47	445,000	446,620
JPMBB Commercial Mortgage Securities Trust, Interest-Only Stripped Mtg.-
Backed Security, Collateralized Mtg. Obligations, Series 2015-C27, Cl. XA, 26.82%, 2/15/48[3]	38,877,467	1,933,652
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 0.00%, 7/26/24[1,8,9]	45,375	32,146
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Cl. AAB, 2.469%, 2/15/46	952,080	934,961
Series 2013-C9, Cl. AS, 3.456%, 5/15/46	750,000	739,529
Series 2016-C29, Cl. A1, 1.597%, 5/15/49	581,982	572,870
Morgan Stanley Capital I Trust:
Series 2011-C1, Cl. A4, 5.033%, 9/15/47[1,9]	1,322,209	1,355,824
Series 2011-C2, Cl. A4, 4.661%, 6/15/44[1]	1,685,000	1,730,889
Morgan Stanley Capital I, Inc., Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-HR2, Cl. XA, 12.809%, 12/15/50[3]	8,747,187	494,136
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 3.675%, 11/26/36[1,9]	430,539	428,998

9 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.597%, 6/26/46[1,9]	$ 187,489	$ 187,261
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 3.806%, 7/26/45[1,9]	117,595	120,572
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 4.288%, 8/25/34[9]	66,545	66,579
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-C5, Cl. XA, 14.35%, 11/15/50[3]	15,232,398	964,391
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Cl. ASB, 2.934%, 5/15/48	3,750,000	3,686,919
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 2017-C42, Cl. XA, 12.521%, 12/15/50[3]	12,191,934	789,419
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Cl. A3, 3.528%, 9/15/57	475,000	476,115
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2011-C3, Cl. XA, 33.404%, 3/15/44[1,3]	7,342,839	190,611
		94,147,174

Multi-Family—0.5%
Connecticut Avenue Securities:
Series 2014-C02, Cl. 1M2, 4.915% [US0001M+260], 5/25/24[2]	3,500,000	3,685,826
Series 2014-C02, Cl. 2M2, 4.915% [US0001M+260], 5/25/24[2]	1,671,773	1,746,778
Series 2017-C04, Cl. 2M1, 3.165% [US0001M+85], 11/25/29[2]	3,447,648	3,451,689
		8,884,293

Residential—5.9%
Banc of America Funding Trust, Series 2014-R7, Cl. 3A1, 4.29%, 3/26/36[1,9]	465,476	467,230
Bear Stearns ARM Trust:
Series 2005-9, Cl. A1, 4.73% [H15T1Y+230], 10/25/35[2]	389,957	394,041
Series 2006-1, Cl. A1, 4.91% [H15T1Y+225], 2/25/36[2]	864,167	871,433
CHL Mortgage Pass-Through Trust:
Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	785,182	775,656
Series 2005-J4, Cl. A7, 5.50%, 11/25/35	748,531	746,716
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 4.28%
[H15T1Y+240], 10/25/35[2]	1,852,552	1,872,481
Connecticut Avenue Securities:
Series 2014-C03, Cl. 1M2, 5.315% [US0001M+300], 7/25/24[2]	3,461,689	3,666,927
Series 2014-C04, Cl. 1M2, 7.215% [US0001M+490], 11/25/24[2]	3,175,331	3,596,195
Series 2015-C01, Cl. 1M2, 6.615% [US0001M+430], 2/25/25[2]	1,919,781	2,103,499
Series 2016-C03, Cl. 1M1, 4.315% [US0001M+200], 10/25/28[2]	600,513	606,377
Series 2016-C07, Cl. 2M1, 3.615% [US0001M+130], 5/25/29[2]	837,360	838,656
Series 2017-C02, Cl. 2M1, 3.465% [US0001M+115], 9/25/29[2]	3,786,747	3,801,229

10 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Residential (Continued)
Connecticut Avenue Securities: (Continued)
Series 2017-C03, Cl. 1M1, 3.265% [US0001M+95], 10/25/29[2]	$ 3,400,788	$ 3,407,968
Series 2017-C06, Cl. 1M1, 3.065% [US0001M+75], 2/25/30[2]	1,547,516	1,546,857
Series 2017-C07, Cl. 1M1, 2.965% [US0001M+65], 5/25/30[2]	2,520,492	2,516,016
Series 2017-C07, Cl. 2M1, 2.965% [US0001M+65], 5/25/30[2]	2,541,441	2,538,287
Series 2018-C01, Cl. 1M1, 2.915% [US0001M+60], 7/25/30[2]	5,339,400	5,324,846
Series 2018-C02, Cl. 2M1, 2.965% [US0001M+65], 8/25/30[2]	1,116,609	1,115,328
Series 2018-C03, Cl. 1M1, 2.995% [US0001M+68], 10/25/30[2]	3,539,811	3,535,921
Series 2018-C04, Cl. 2M1, 3.065% [US0001M+75], 12/25/30[2]	3,116,690	3,117,542
Series 2018-C05, Cl. 1M1, 3.035% [US0001M+72], 1/25/31[2]	1,283,799	1,282,584
Series 2018-C06, Cl. 1M1, 2.865% [US0001M+55], 3/25/31[2]	495,495	494,321
Series 2018-C06, Cl. 2M1, 2.865% [US0001M+55], 3/25/31[2]	616,565	615,239
Connecticut Avenue Securities Trust, Collateralized Mtg. Obligations, Series 2018-R07, Cl. 1M1, 3.065% [US0001M+75], 4/25/31[1,2]	1,060,000	1,059,208
Federal Home Loan Mortgage Corp., Stacr Trust, Collateralized Mtg.
Obligations, Series 2018-HQA2, Cl. M1, 3.065% [US0001M+75], 10/25/48[2]	5,110,000	5,104,397
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.354%, 7/25/35[9]	204,149	205,414
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 2.625% [US0001M+31], 7/25/35[2]	181,054	179,875
RALI Trust, Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	7,192	6,379
STACR Trust:
Series 2018-DNA2, Cl. M1, 3.115% [US0001M+80], 12/25/30[1,2]	5,010,000	5,012,254
Series 2018-DNA3, Cl. M1, 3.065% [US0001M+75], 9/25/48[1,2]	900,000	899,404
Series 2018-HRP2, Cl. M2, 3.56% [US0001M+125], 2/25/47[1,2]	2,850,000	2,851,999
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2, Cl. M2, 6.565% [US0001M+425], 11/25/23[2]	3,176,845	3,489,393
Series 2014-DN1, Cl. M2, 4.515% [US0001M+220], 2/25/24[2]	596,967	610,107
Series 2014-DN1, Cl. M3, 6.815% [US0001M+450], 2/25/24[2]	1,260,000	1,441,125
Series 2014-DN2, Cl. M3, 5.915% [US0001M+360], 4/25/24[2]	2,885,000	3,139,053
Series 2014-DN4, Cl. M3, 6.865% [US0001M+455], 10/25/24[2]	462,249	508,060
Series 2014-HQ2, Cl. M3, 6.065% [US0001M+375], 9/25/24[2]	3,100,000	3,466,568
Series 2015-HQA2, Cl. M2, 5.115% [US0001M+280], 5/25/28[2]	131,064	133,925
Series 2016-DNA1, Cl. M2, 5.215% [US0001M+290], 7/25/28[2]	352,459	359,564
Series 2016-DNA4, Cl. M1, 3.115% [US0001M+80], 3/25/29[2]	83,209	83,218

11 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
Structured Agency Credit Risk Debt Nts.: (Continued)
Series 2016-HQA3, Cl. M1, 3.115% [US0001M+80], 3/25/29[2]	$ 1,016,376	$ 1,016,762
Series 2017-HQA1, Cl. M1, 3.515% [US0001M+120], 8/25/29[2]	3,870,749	3,888,593
Series 2017-HQA2, Cl. M1, 3.115% [US0001M+80], 12/25/29[2]	1,917,509	1,918,278
Series 2017-HQA3, Cl. M1, 2.865% [US0001M+55], 4/25/30[2]	5,239,319	5,234,318
Series 2018-DNA1, Cl. M1, 2.765% [US0001M+45], 7/25/30[2]	7,047,251	7,011,833
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 4.487%, 10/25/33[9]	280,169	283,966
Series 2005-AR14, Cl. 1A4, 4.203%, 12/25/35[9]	99,556	98,606
Series 2005-AR16, Cl. 1A1, 3.535%, 12/25/35[9]	445,334	445,869
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 3.883%, 2/25/35[9]	1,089,836	1,117,530
Series 2005-AR15, Cl. 1A2, 4.673%, 9/25/35[9]	953,275	929,183
Series 2005-AR4, Cl. 2A2, 4.052%, 4/25/35[9]	1,649,179	1,661,781
Series 2006-AR10, Cl. 1A1, 4.318%, 7/25/36[9]	44,067	43,150
Series 2006-AR10, Cl. 5A5, 4.424%, 7/25/36[9]	945,134	959,325
Series 2006-AR7, Cl. 2A4, 4.335%, 5/25/36[9]	95,488	97,747
		98,492,233
Total Mortgage-Backed Obligations (Cost $495,466,816)		497,011,764

U.S. Government Obligations—0.2%
Federal Home Loan Mortgage Corp. Nts., 1.875%, 11/17/20	1,312,000	1,287,498
Federal National Mortgage Assn.:
2.50% Nts., 4/13/21	541,000	536,182
2.75% Nts., 6/22/21	608,000	606,330
2.875% Nts., 10/30/20	1,124,000	1,124,135
Total U.S. Government Obligations (Cost $3,582,143)		3,554,145

Corporate Bonds and Notes—64.2%
Consumer Discretionary—9.6%
Auto Components—0.4%
Goodyear Tire & Rubber Co. (The), 5.125% Sr. Unsec. Nts., 11/15/23	3,400,000	3,370,250
ZF North America Capital, Inc., 4.00% Sr. Unsec. Nts., 4/29/20[1]	3,400,000	3,381,016
		6,751,266

Automobiles—2.3%
BMW US Capital LLC, 3.45% Sr. Unsec. Nts., 4/12/23[1]	4,800,000	4,699,128
Daimler Finance North America LLC, 3.70% Sr. Unsec. Nts., 5/4/23[1]	7,000,000	6,897,565
General Motors Financial Co., Inc.:
3.45% Sr. Unsec. Nts., 1/14/22	2,600,000	2,509,146
3.45% Sr. Unsec. Nts., 4/10/22	3,600,000	3,460,389

12 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Automobiles (Continued)
Harley-Davidson Financial Services, Inc., 3.35% Sr. Unsec. Nts., 2/15/23[1]	$ 7,000,000	$ 6,807,149
Hyundai Capital America, 3.10% Sr. Unsec. Nts., 4/5/22[1]	6,500,000	6,312,025
Jaguar Land Rover Automotive plc, 3.50% Sr. Unsec. Nts., 3/15/20[1]	4,000,000	3,925,000
Volkswagen Group of America Finance LLC, 4.00% Sr. Unsec. Nts., 11/12/21[1]	4,090,000	4,081,619
		38,692,021

Entertainment—0.2%
Viacom, Inc., 4.25% Sr. Unsec. Nts., 9/1/23	3,900,000	3,924,969

Hotels, Restaurants & Leisure—1.0%
Aramark Services, Inc., 5.00% Sr. Unsec. Nts., 4/1/25[1]	3,282,000	3,274,517
International Game Technology plc, 6.25% Sr. Sec. Nts., 2/15/22[1]	3,800,000	3,933,000
Marriott International, Inc., 3.25% Sr. Unsec. Nts., 9/15/22	4,100,000	3,987,789
Royal Caribbean Cruises Ltd., 5.25% Sr. Unsec. Nts., 11/15/22	5,000,000	5,228,037
		16,423,343

Household Durables—1.3%
DR Horton, Inc., 2.55% Sr. Unsec. Nts., 12/1/20	5,670,000	5,519,947
Lennar Corp.:
2.95% Sr. Unsec. Nts., 11/29/20	3,000,000	2,928,750
4.125% Sr. Unsec. Nts., 1/15/22	2,300,000	2,248,250
Newell Brands, Inc.:
3.15% Sr. Unsec. Nts., 4/1/21	3,179,000	3,125,996
3.85% Sr. Unsec. Nts., 4/1/23	3,500,000	3,411,765
PulteGroup, Inc., 4.25% Sr. Unsec. Nts., 3/1/21	3,950,000	3,964,812
Toll Brothers Finance Corp., 4.875% Sr. Unsec. Nts., 11/15/25	544,000	518,840
		21,718,360

Internet & Catalog Retail—0.6%
eBay, Inc., 2.75% Sr. Unsec. Nts., 1/30/23	3,500,000	3,329,986
QVC, Inc., 5.125% Sr. Sec. Nts., 7/2/22	5,875,000	5,956,630
		9,286,616

Media—2.7%
CBS Corp., 2.90% Sr. Unsec. Nts., 6/1/23[1]	4,400,000	4,164,658
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% Sr. Unsec. Nts., 2/15/23	3,291,000	3,274,545
Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.464% Sr. Sec. Nts., 7/23/22	1,800,000	1,804,312
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	5,106,000	6,167,396
Discovery Communications LLC:
2.20% Sr. Unsec. Nts., 9/20/19	2,000,000	1,982,514
2.75% Sr. Unsec. Nts., 11/15/19[1]	4,100,000	4,069,531

13 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Interpublic Group of Cos., Inc. (The), 3.75% Sr. Unsec. Nts., 2/15/23	$ 5,000,000	$ 4,961,942
Omnicom Group, Inc./Omnicom Capital, Inc., 3.625% Sr.
Unsec. Nts., 5/1/22	5,400,000	5,311,658
Sky plc, 2.625% Sr. Unsec. Nts., 9/16/19[1]	1,900,000	1,887,799
Time Warner Cable LLC, 4.00% Sr. Unsec. Nts., 9/1/21	3,600,000	3,593,077
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts., 8/15/26[1]	3,400,000	3,209,770
WPP Finance 2010, 3.75% Sr. Unsec. Nts., 9/19/24	4,100,000	3,815,349
		44,242,551

Multiline Retail—0.2%
Dollar Tree, Inc., 3.70% Sr. Unsec. Nts., 5/15/23	4,000,000	3,900,274

Specialty Retail—0.7%
AutoNation, Inc., 3.35% Sr. Unsec. Nts., 1/15/21	4,000,000	3,955,861
Gap, Inc. (The), 5.95% Sr. Unsec. Nts., 4/12/21	3,800,000	3,915,545
L Brands, Inc., 6.625% Sr. Unsec. Nts., 4/1/21	3,700,000	3,885,000
		11,756,406

Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc., 4.625% Sr. Unsec. Nts., 5/15/24[1]	3,500,000	3,386,250

Consumer Staples—5.6%
Beverages—1.8%
Anheuser-Busch InBev Finance, Inc., 3.30% Sr. Unsec. Nts., 2/1/23	5,300,000	5,136,595
Anheuser-Busch InBev Worldwide, Inc., 3.50% Sr. Unsec. Nts., 1/12/24	3,200,000	3,089,720
Beam Suntory, Inc., 3.25% Sr. Unsec. Nts., 5/15/22	1,560,000	1,527,379
Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	5,155,000	5,161,175
Keurig Dr Pepper, Inc., 4.057% Sr. Unsec. Nts., 5/25/23[1]	6,546,000	6,461,557
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	4,700,000	4,752,186
Suntory Holdings Ltd., 2.55% Sr. Unsec. Nts., 6/28/22[1]	4,000,000	3,834,387
		29,962,999

Food & Staples Retailing—0.7%
Alimentation Couche-Tard, Inc., 2.70% Sr. Unsec. Nts., 7/26/22[1]	3,600,000	3,452,917
Koninklijke Ahold Delhaize NV, 4.125% Sr. Unsec. Nts., 4/10/19	1,089,000	1,084,868
Kroger Co. (The):
2.80% Sr. Unsec. Nts., 8/1/22	2,550,000	2,464,437
2.95% Sr. Unsec. Nts., 11/1/21	3,053,000	2,992,835
Walgreens Boots Alliance, Inc., 3.30% Sr. Unsec. Nts., 11/18/21	1,650,000	1,628,011
		11,623,068

14 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Food Products—2.3%
Bunge Ltd. Finance Corp., 3.00% Sr. Unsec. Nts., 9/25/22	$ 4,300,000	$ 4,124,760
Campbell Soup Co., 3.65% Sr. Unsec. Nts., 3/15/23	4,000,000	3,867,336
Conagra Brands, Inc., 4.30% Sr. Unsec. Nts., 5/1/24	4,100,000	4,087,590
General Mills, Inc., 3.20% Sr. Unsec. Nts., 4/16/21	2,000,000	1,982,123
Kraft Heinz Foods Co., 4.00% Sr. Unsec. Nts., 6/15/23	6,400,000	6,340,234
Mondelez International, Inc., 3.625% Sr. Unsec. Nts., 5/7/23	6,400,000	6,330,475
Smithfield Foods, Inc.:
2.65% Sr. Unsec. Nts., 10/3/21[1]	2,000,000	1,900,660
3.35% Sr. Unsec. Nts., 2/1/22[1]	4,000,000	3,880,732
Tyson Foods, Inc., 3.90% Sr. Unsec. Nts., 9/28/23	5,658,000	5,591,501
		38,105,411

Tobacco—0.8%
Altria Group, Inc., 4.00% Sr. Unsec. Nts., 1/31/24	3,950,000	3,948,900
BAT Capital Corp., 2.764% Sr. Unsec. Nts., 8/15/22	1,500,000	1,421,969
BAT International Finance plc, 3.50% Sr. Unsec. Nts., 6/15/22[1]	3,850,000	3,747,894
Imperial Brands Finance plc, 3.75% Sr. Unsec. Nts., 7/21/22[1]	4,600,000	4,516,173
		13,634,936

Energy—7.5%
Energy Equipment & Services—0.2%
Schlumberger Holdings Corp., 3.625% Sr. Unsec. Nts., 12/21/22[1]	3,500,000	3,456,286

Oil, Gas & Consumable Fuels—7.3%
Anadarko Petroleum Corp., 6.95% Sr. Unsec. Nts., 6/15/19	3,700,000	3,760,121
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50% Sr. Unsec. Nts., 12/1/22	6,000,000	5,803,572
Apache Corp., 3.25% Sr. Unsec. Nts., 4/15/22	4,950,000	4,830,694
Canadian Natural Resources Ltd., 2.95% Sr. Unsec. Nts., 1/15/23	4,150,000	3,968,128
Cenovus Energy, Inc., 5.70%, 10/15/19	1,307,692	1,328,954
Continental Resources, Inc., 5.00% Sr. Unsec. Nts., 9/15/22	2,719,000	2,722,100
Devon Energy Corp., 3.25% Sr. Unsec. Nts., 5/15/22	3,925,000	3,793,525
Enbridge Energy Partners LP, 4.20% Sr. Unsec. Nts., 9/15/21	2,400,000	2,420,081
Enbridge, Inc., 2.90% Sr. Unsec. Nts., 7/15/22	5,000,000	4,813,306
Encana Corp., 6.50% Sr. Unsec. Nts., 5/15/19	3,250,000	3,297,104
Energy Transfer LP, 4.25% Sr. Sec. Nts., 3/15/23	3,160,000	3,081,000
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00% Sr. Unsec. Nts., 10/1/22	4,250,000	4,328,644
EnLink Midstream Partners LP, 2.70% Sr. Unsec. Nts., 4/1/19	4,025,000	3,994,915
Enterprise Products Operating LLC:
2.85% Sr. Unsec. Nts., 4/15/21	2,400,000	2,357,507
6.50% Sr. Unsec. Nts., 1/31/19	4,500,000	4,521,058
EQM Midstream Partners LP, 4.75% Sr. Unsec. Nts., 7/15/23	4,000,000	3,973,661
EQT Corp.:
3.00% Sr. Unsec. Nts., 10/1/22	3,000,000	2,851,030
4.875% Sr. Unsec. Nts., 11/15/21	1,300,000	1,315,144

15 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Florida Gas Transmission Co. LLC, 5.45% Sr. Unsec. Nts., 7/15/20[1]	$ 2,000,000	$ 2,051,215
Husky Energy, Inc.:
3.95% Sr. Unsec. Nts., 4/15/22	2,050,000	2,050,586
7.25% Sr. Unsec. Nts., 12/15/19	1,800,000	1,851,038
Kinder Morgan Energy Partners LP, 6.85% Sr. Unsec. Nts., 2/15/20	2,900,000	3,005,990
Kinder Morgan, Inc., 3.15% Sr. Unsec. Nts., 1/15/23	3,400,000	3,264,946
Magellan Midstream Partners LP, 6.55% Sr. Unsec. Nts., 7/15/19	2,248,000	2,287,604
Marathon Oil Corp., 2.70% Sr. Unsec. Nts., 6/1/20	3,840,000	3,783,023
Marathon Petroleum Corp.:
3.40% Sr. Unsec. Nts., 12/15/20	4,500,000	4,475,062
4.75% Sr. Unsec. Nts., 12/15/23[1]	1,150,000	1,178,220
Noble Energy, Inc., 4.15% Sr. Unsec. Nts., 12/15/21	1,645,000	1,644,995
ONEOK Partners LP, 3.375% Sr. Unsec. Nts., 10/1/22	4,800,000	4,657,975
Phillips 66, 3.289% [US0003M+60] Sr. Unsec. Nts., 2/26/21[2]	5,600,000	5,589,433
Pioneer Natural Resources Co., 3.45% Sr. Unsec. Nts., 1/15/21	3,800,000	3,774,268
Plains All American Pipeline LP/PAA Finance Corp., 2.60% Sr. Unsec. Nts., 12/15/19	4,650,000	4,599,875
Sabine Pass Liquefaction LLC, 5.625% Sr. Sec. Nts., 4/15/23	4,100,000	4,279,124
TC PipeLines LP, 4.65% Sr. Unsec. Nts., 6/15/21	2,600,000	2,630,897
Valero Energy Corp., 6.125% Sr. Unsec. Nts., 2/1/20	2,799,000	2,879,689
Williams Cos, Inc. (The), 3.35% Sr. Unsec. Nts., 8/15/22	4,800,000	4,658,028
		121,822,512

Financials—13.1%
Capital Markets—2.7%
Credit Suisse Group Funding Guernsey Ltd., 3.125% Sr. Unsec. Nts., 12/10/20	4,000,000	3,945,791
Goldman Sachs Group, Inc. (The):
2.35% Sr. Unsec. Nts., 11/15/21	4,000,000	3,821,356
2.908% [US0003M+105.3] Sr. Unsec. Nts., 6/5/23[2]	5,000,000	4,796,386
Legg Mason, Inc., 2.70% Sr. Unsec. Nts., 7/15/19	2,000,000	1,994,267
Macquarie Group Ltd., 3.189% [US0003M+102.3] Sr. Unsec. Nts., 11/28/23[1,2]	4,700,000	4,477,474
Moody’s Corp., 2.625% Sr. Unsec. Nts., 1/15/23	6,600,000	6,288,634
Morgan Stanley:
2.625% Sr. Unsec. Nts., 11/17/21	3,000,000	2,901,674
2.75% Sr. Unsec. Nts., 5/19/22	5,600,000	5,396,967
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[1]	3,420,000	3,266,100
State Street Corp., 2.653% [US0003M+63.5] Sr. Unsec. Nts., 5/15/23[2]	4,000,000	3,856,245
UBS Group Funding Switzerland AG, 2.65% Sr. Unsec. Nts., 2/1/22[1]	4,300,000	4,137,073
		44,881,967

16 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Commercial Banks—6.6%
ABN AMRO Bank NV, 1.80% Sr. Unsec. Nts., 9/20/19[1]	$ 4,400,000	$ 4,351,213
Bank of America Corp.:
2.738% [US0003M+37] Sr. Unsec. Nts., 1/23/22[2]	1,450,000	1,421,139
3.004% [US0003M+79] Sr. Unsec. Nts., 12/20/23[2]	2,780,000	2,667,105
3.499% [US0003M+63] Sr. Unsec. Nts., 5/17/22[2]	4,800,000	4,768,749
3.864% [US0003M+94] Sr. Unsec. Nts., 7/23/24[2]	4,900,000	4,855,984
Bank of Ireland Group plc, 4.50% Sr. Unsec. Nts., 11/25/23[1]	3,245,000	3,168,794
BPCE SA, 2.65% Sr. Unsec. Nts., 2/3/21	2,750,000	2,695,272
Citibank NA, 3.40% Sr. Unsec. Nts., 7/23/21	1,600,000	1,590,563
Citigroup, Inc., 2.90% Sr. Unsec. Nts., 12/8/21	7,000,000	6,810,548
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts., 5/26/22	4,200,000	4,044,058
Compass Bank, 2.875% Sr. Unsec. Nts., 6/29/22	3,550,000	3,402,004
Credit Agricole SA (London), 3.375% Sr. Unsec. Nts., 1/10/22[1]	3,600,000	3,511,075
Fifth Third Bancorp, 2.60% Sr. Unsec. Nts., 6/15/22	3,500,000	3,378,966
First Horizon National Corp., 3.50% Sr. Unsec. Nts., 12/15/20	3,436,000	3,419,773
HSBC Holdings plc, 3.24% [US0003M+60] Sr. Unsec. Nts., 5/18/21[2]	3,200,000	3,182,563
HSBC USA, Inc., 2.35% Sr. Unsec. Nts., 3/5/20	2,100,000	2,073,245
Huntington National Bank (The):
2.50% Sr. Unsec. Nts., 8/7/22	4,300,000	4,113,747
3.25% Sr. Unsec. Nts., 5/14/21	2,400,000	2,381,391
JPMorgan Chase & Co.:
2.295% Sr. Unsec. Nts., 8/15/21	2,265,000	2,195,194
2.776% [US0003M+93.5] Sr. Unsec. Nts., 4/25/23[2]	4,200,000	4,051,317
KeyCorp, 2.90% Sr. Unsec. Nts., 9/15/20	5,000,000	4,949,106
Lloyds Bank plc, 3.30% Sr. Unsec. Nts., 5/7/21	4,000,000	3,955,167
Lloyds Banking Group plc, 2.907% [US0003M+81] Sr. Unsec. Nts., 11/7/23[2]	3,800,000	3,573,673
M&T Bank Corp., 3.55% Sr. Unsec. Nts., 7/26/23	1,655,000	1,650,892
National Bank of Canada, 2.20% Sr. Unsec. Nts., 11/2/20	5,000,000	4,884,640
Regions Financial Corp., 2.75% Sr. Unsec. Nts., 8/14/22	2,336,000	2,243,458
SunTrust Bank/Atlanta GA, 3.689% [US0003M+73.5] Sr. Unsec. Nts., 8/2/24[2]	3,700,000	3,662,462
SunTrust Banks, Inc., 2.70% Sr. Unsec. Nts., 1/27/22	3,400,000	3,294,716
Synovus Financial Corp., 3.125% Sr. Unsec. Nts., 11/1/22	2,206,000	2,081,913
Toronto-Dominion Bank (The), 3.50% Sr. Unsec. Nts., 7/19/23	3,234,000	3,224,868
Wells Fargo & Co., 2.625% Sr. Unsec. Nts., 7/22/22	9,100,000	8,723,510
		110,327,105

Consumer Finance—1.0%
American Express Co., 2.50% Sr. Unsec. Nts., 8/1/22	5,700,000	5,442,599
Capital One Financial Corp., 3.20% Sr. Unsec. Nts., 1/30/23	4,200,000	4,062,272
Discover Bank:
3.10% Sr. Unsec. Nts., 6/4/20	1,500,000	1,485,987
3.35% Sr. Unsec. Nts., 2/6/23	2,600,000	2,502,575

17 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Consumer Finance (Continued)
Nissan Motor Acceptance Corp., 3.875% Sr. Unsec. Nts., 9/21/23[1]	$ 4,000,000	$ 3,942,921
		17,436,354

Diversified Financial Services—0.2%
INVISTA Finance LLC, 4.25% Sr. Sec. Nts., 10/15/19[1]	4,055,000	4,063,515

Insurance—0.8%
AXA Equitable Holdings, Inc., 3.90% Sr. Unsec. Nts., 4/20/23[1]	5,000,000	4,906,932
AXIS Specialty Finance plc, 2.65% Sr. Unsec. Nts., 4/1/19	3,100,000	3,092,796
Boardwalk Pipelines LP, 3.375% Sr. Unsec. Nts., 2/1/23	2,850,000	2,761,547
Marsh & McLennan Cos., Inc., 2.75% Sr. Unsec. Nts., 1/30/22	2,800,000	2,722,811
		13,484,086

Real Estate Investment Trusts (REITs)—1.8%
American Tower Corp., 3.00% Sr. Unsec. Nts., 6/15/23	5,159,000	4,945,848
Crown Castle International Corp., 2.25% Sr. Unsec. Nts., 9/1/21	4,300,000	4,113,883
Digital Realty Trust LP, 2.75% Sr. Unsec. Nts., 2/1/23	4,900,000	4,668,960
HCP, Inc., 4.25% Sr. Unsec. Nts., 11/15/23	4,000,000	3,982,921
Lamar Media Corp., 5.375% Sr. Unsec. Nts., 1/15/24	1,600,000	1,620,000
Regency Centers LP, 4.80% Sr. Unsec. Nts., 4/15/21	3,602,000	3,677,495
VEREIT Operating Partnership LP, 3.00% Sr. Unsec. Nts., 2/6/19	1,302,000	1,301,375
Welltower, Inc.:
3.75% Sr. Unsec. Nts., 3/15/23	2,195,000	2,171,915
3.95% Sr. Unsec. Nts., 9/1/23	2,000,000	1,989,484
4.125% Sr. Unsec. Nts., 4/1/19	855,000	855,630
		29,327,511

Health Care—5.7%
Biotechnology—1.2%
AbbVie, Inc., 3.75% Sr. Unsec. Nts., 11/14/23	7,736,000	7,621,328
Biogen, Inc., 3.625% Sr. Unsec. Nts., 9/15/22	4,000,000	3,991,294
Celgene Corp., 3.25% Sr. Unsec. Nts., 2/20/23	5,000,000	4,836,894
Shire Acquisitions Investments Ireland DAC, 2.875% Sr. Unsec. Nts., 9/23/23	4,100,000	3,842,247
		20,291,763

Health Care Equipment & Supplies—0.8%
Becton Dickinson & Co., 3.363% Sr. Unsec. Nts., 6/6/24	5,000,000	4,776,938
Boston Scientific Corp., 2.85% Sr. Unsec. Nts., 5/15/20	3,000,000	2,971,583
Zimmer Biomet Holdings, Inc., 3.70% Sr. Unsec. Nts., 3/19/23	6,300,000	6,221,063
		13,969,584

Health Care Providers & Services—2.1%
Anthem, Inc., 2.95% Sr. Unsec. Nts., 12/1/22	3,700,000	3,573,006
CVS Health Corp., 3.70% Sr. Unsec. Nts., 3/9/23	10,400,000	10,244,444
Express Scripts Holding Co., 2.25% Sr. Unsec. Nts., 6/15/19	4,200,000	4,181,244

18 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Health Care Providers & Services (Continued)
Fresenius Medical Care US Finance II, Inc.:
4.125% Sr. Unsec. Nts., 10/15/20[1]	$ 3,400,000	$ 3,408,565
5.875% Sr. Unsec. Nts., 1/31/22[1]	1,275,000	1,332,822
Halfmoon Parent, Inc., 3.75% Sr. Sec. Nts., 7/15/23[1]	3,741,000	3,694,616
Humana, Inc., 2.90% Sr. Unsec. Nts., 12/15/22	4,150,000	4,000,453
McKesson Corp., 3.65% Sr. Unsec. Nts., 11/30/20	3,833,000	3,831,068
		34,266,218

Life Sciences Tools & Services—0.5%
IQVIA, Inc., 5.00% Sr. Unsec. Nts., 10/15/26[1]	1,305,000	1,260,956
Life Technologies Corp., 6.00% Sr. Unsec. Nts., 3/1/20	3,300,000	3,394,479
Thermo Fisher Scientific, Inc., 4.15% Sr. Unsec. Nts., 2/1/24	3,600,000	3,620,512
		8,275,947

Pharmaceuticals—1.1%
Bayer US Finance II LLC, 3.875% Sr. Unsec. Nts., 12/15/23[1]	5,600,000	5,475,741
Elanco Animal Health, Inc., 4.272% Sr. Unsec. Nts., 8/28/23[1]	4,000,000	3,975,523
Mylan NV, 3.15% Sr. Unsec. Nts., 6/15/21	4,125,000	4,029,915
Takeda Pharmaceutical Co. Ltd., 4.40% Sr. Unsec. Nts., 11/26/23[1]	4,100,000	4,138,968
		17,620,147

Industrials—5.2%
Aerospace & Defense—1.5%
BAE Systems Holdings, Inc., 2.85% Sr. Unsec. Nts., 12/15/20[1]	5,000,000	4,918,031
L3 Technologies, Inc., 3.85% Sr. Unsec. Nts., 6/15/23	3,990,000	3,960,717
Rockwell Collins, Inc., 2.80% Sr. Unsec. Nts., 3/15/22	2,700,000	2,618,050
Spirit AeroSystems, Inc., 3.95% Sr. Unsec. Nts., 6/15/23	5,000,000	4,987,811
Textron, Inc., 4.30% Sr. Unsec. Nts., 3/1/24	4,450,000	4,489,838
United Technologies Corp., 3.65% Sr. Unsec. Nts., 8/16/23	4,000,000	3,946,685
		24,921,132

Airlines—0.3%
Delta Air Lines, Inc., 2.875% Sr. Unsec. Nts., 3/13/20	5,000,000	4,961,228

Building Products—0.7%
Fortune Brands Home & Security, Inc., 4.00% Sr. Unsec. Nts., 9/21/23	3,859,000	3,838,900
Masco Corp., 3.50% Sr. Unsec. Nts., 4/1/21	3,450,000	3,419,502
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	4,800,000	4,764,441
		12,022,843

Industrial Conglomerates—0.2%
Roper Technologies, Inc., 3.65% Sr. Unsec. Nts., 9/15/23	4,018,000	3,963,492

Machinery—1.0%
CNH Industrial Capital LLC, 4.875% Sr. Unsec. Nts., 4/1/21	3,750,000	3,778,125
Fortive Corp., 2.35% Sr. Unsec. Nts., 6/15/21	5,100,000	4,937,533
Nvent Finance Sarl, 3.95% Sr. Unsec. Nts., 4/15/23	4,000,000	3,933,277

19 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Machinery (Continued)
Wabtec Corp., 4.15% Sr. Unsec. Nts., 3/15/24	$ 4,000,000	$ 3,866,209
		16,515,144

Professional Services—0.2%
IHS Markit Ltd., 4.125% Sr. Unsec. Nts., 8/1/23	2,540,000	2,514,219

Road & Rail—0.8%
ERAC USA Finance LLC, 2.60% Sr. Unsec. Nts., 12/1/21[1]	5,500,000	5,330,183
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.70% Sr.
Unsec. Nts., 3/14/23[1]	3,900,000	3,677,710
Ryder System, Inc.:
3.40% Sr. Unsec. Nts., 3/1/23	4,000,000	3,942,815
3.50% Sr. Unsec. Nts., 6/1/21	954,000	949,636
		13,900,344

Trading Companies & Distributors—0.5%
Air Lease Corp.:
3.00% Sr. Unsec. Nts., 9/15/23	3,550,000	3,334,124
3.875% Sr. Unsec. Nts., 7/3/23	1,600,000	1,565,796
United Rentals North America, Inc., 4.625% Sr. Sec. Nts., 7/15/23	3,350,000	3,341,625
		8,241,545

Information Technology—4.2%
Communications Equipment—0.2%
Juniper Networks, Inc., 3.125% Sr. Unsec. Nts., 2/26/19	3,478,000	3,479,054

Electronic Equipment, Instruments, & Components—1.0%
CDW LLC/CDW Finance Corp.:
5.00% Sr. Unsec. Nts., 9/1/25	1,500,000	1,468,125
5.50% Sr. Unsec. Nts., 12/1/24	552,000	554,070
FLIR Systems, Inc., 3.125% Sr. Unsec. Nts., 6/15/21	3,500,000	3,458,425
Keysight Technologies, Inc., 3.30% Sr. Unsec. Nts., 10/30/19	4,000,000	3,993,666
Tech Data Corp., 3.70% Sr. Unsec. Nts., 2/15/22	5,000,000	4,879,780
Trimble, Inc., 4.15% Sr. Unsec. Nts., 6/15/23	2,000,000	1,992,483
		16,346,549

IT Services—1.3%
DXC Technology Co., 4.25% Sr. Unsec. Nts., 4/15/24	5,000,000	4,901,699
Fiserv, Inc., 3.80% Sr. Unsec. Nts., 10/1/23	4,000,000	3,998,329
Leidos Holdings, Inc., 4.45% Sr. Sec. Nts., 12/1/20	6,202,000	6,248,515
Total System Services, Inc., 4.00% Sr. Unsec. Nts., 6/1/23	5,000,000	4,994,311
VeriSign, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	631,000	604,183
5.25% Sr. Unsec. Nts., 4/1/25	1,010,000	1,018,837
		21,765,874

20 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Semiconductors & Semiconductor Equipment—0.7%
Marvell Technology Group Ltd., 4.20% Sr. Unsec. Nts., 6/22/23	$ 4,000,000	$ 3,965,230
Microchip Technology, Inc., 4.333% Sr. Sec. Nts., 6/1/23[1]	4,000,000	3,897,832
NXP BV/NXP Funding LLC, 4.125% Sr. Unsec. Nts., 6/1/21[1]	3,500,000	3,467,520
		11,330,582

Software—0.7%
Autodesk, Inc., 3.125% Sr. Unsec. Nts., 6/15/20	3,000,000	2,983,727
Dell International LLC/EMC Corp.:
4.42% Sr. Sec. Nts., 6/15/21[1]	4,100,000	4,106,798
5.875% Sr. Unsec. Nts., 6/15/21[1]	188,000	191,109
Dell, Inc., 5.875% Sr. Unsec. Nts., 6/15/19	2,400,000	2,427,000
VMware, Inc., 2.95% Sr. Unsec. Nts., 8/21/22	2,900,000	2,745,956
		12,454,590

Technology Hardware, Storage & Peripherals—0.3%
Hewlett Packard Enterprise Co., 4.40% Sr. Unsec. Nts., 10/15/22	4,600,000	4,677,852

Materials—5.5%
Chemicals—3.0%
Celanese US Holdings LLC:
4.625% Sr. Unsec. Nts., 11/15/22	2,900,000	2,950,009
5.875% Sr. Unsec. Nts., 6/15/21	3,100,000	3,238,903
CF Industries, Inc.:
3.40% Sr. Sec. Nts., 12/1/21[1]	4,385,000	4,312,976
7.125% Sr. Unsec. Nts., 5/1/20	1,196,000	1,245,335
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical
Co. LP, 3.30% Sr. Unsec. Nts., 5/1/23[1]	4,000,000	3,929,997
DowDuPont, Inc., 4.205% Sr. Unsec. Nts., 11/15/23	6,550,000	6,615,297
Eastman Chemical Co., 3.50% Sr. Unsec. Nts., 12/1/21	1,720,000	1,714,845
LyondellBasell Industries NV, 6.00% Sr. Unsec. Nts., 11/15/21	3,600,000	3,786,014
Methanex Corp., 3.25% Sr. Unsec. Nts., 12/15/19	3,400,000	3,373,641
Nutrien Ltd.:
3.50% Sr. Unsec. Nts., 6/1/23	3,800,000	3,724,950
4.875% Sr. Unsec. Nts., 3/30/20	335,000	340,684
RPM International, Inc., 6.125% Sr. Unsec. Nts., 10/15/19	5,688,000	5,818,602
Sherwin-Williams Co. (The), 2.75% Sr. Unsec. Nts., 6/1/22	4,150,000	3,983,368
Yara International ASA, 7.875% Sr. Unsec. Nts., 6/11/19[1]	4,100,000	4,194,858
		49,229,479

Construction Materials—0.3%
Boral Finance Pty Ltd., 3.00% Sr. Unsec. Nts., 11/1/22[1]	4,200,000	4,044,701

Containers & Packaging—0.8%
Ball Corp., 4.375% Sr. Unsec. Nts., 12/15/20	3,300,000	3,329,700
Graphic Packaging International LLC, 4.75% Sr. Unsec. Nts., 4/15/21	1,958,000	1,972,685

21 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Containers & Packaging (Continued)
Packaging Corp. of America, 3.90% Sr. Unsec. Unsub. Nts., 6/15/22	$ 2,250,000	$ 2,262,492
Sealed Air Corp., 6.50% Sr. Unsec. Nts., 12/1/20[1]	3,100,000	3,231,750
WestRock RKT Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	3,205,000	3,198,289
		13,994,916

Metals & Mining—1.2%
Anglo American Capital plc, 3.75% Sr. Unsec. Nts., 4/10/22[1]	3,000,000	2,947,902
ArcelorMittal, 6.25% Sr. Unsec. Nts., 2/25/22	3,600,000	3,794,861
Goldcorp, Inc., 3.70% Sr. Unsec. Nts., 3/15/23	4,650,000	4,545,502
Newcrest Finance Pty Ltd., 4.45% Sr. Unsec. Nts., 11/15/21[1]	3,650,000	3,693,084
Newmont Mining Corp., 5.125% Sr. Unsec. Nts., 10/1/19	1,500,000	1,523,204
Steel Dynamics, Inc., 5.50% Sr. Unsec. Nts., 10/1/24	4,000,000	4,000,000
		20,504,553

Paper & Forest Products—0.2%
Domtar Corp., 4.40% Sr. Unsec. Nts., 4/1/22	3,800,000	3,841,414

Telecommunication Services—2.1%
Diversified Telecommunication Services—1.8%
AT&T, Inc., 3.60% Sr. Unsec. Nts., 2/17/23	6,600,000	6,503,879
British Telecommunications plc, 4.50% Sr. Unsec. Nts., 12/4/23	4,083,000	4,091,277
CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	3,400,000	3,438,250
Deutsche Telekom International Finance BV, 2.82% Sr. Unsec. Nts., 1/19/22[1]	5,600,000	5,435,139
Telefonica Emisiones SAU, 4.57% Sr. Unsec. Nts., 4/27/23	6,100,000	6,228,927
T-Mobile USA, Inc., 6.375% Sr. Unsec. Nts., 3/1/25	3,800,000	3,918,750
		29,616,222

Wireless Telecommunication Services—0.3%
Vodafone Group plc, 3.75% Sr. Unsec. Nts., 1/16/24	6,371,000	6,216,942

Utilities—5.7%
Electric Utilities—3.3%
Alliant Energy Finance LLC, 3.75% Sr. Unsec. Nts., 6/15/23[1]	4,000,000	3,965,060
Edison International, 2.125% Sr. Unsec. Nts., 4/15/20	4,100,000	3,979,645
Emera US Finance LP, 2.70% Sr. Unsec. Nts., 6/15/21	4,700,000	4,555,463
Enel Finance International NV, 2.75% Sr. Unsec. Nts., 4/6/23[1]	6,000,000	5,442,262
Entergy Corp., 5.125% Sr. Unsec. Nts., 9/15/20	3,500,000	3,560,466
Entergy Texas, Inc., 7.125% Sec. Nts., 2/1/19	781,000	785,117
Evergy, Inc., 4.85% Sr. Unsec. Nts., 6/1/21	1,640,000	1,674,150
Exelon Corp., 3.497% Jr. Sub. Nts., 6/1/22	4,000,000	3,882,714
FirstEnergy Corp., 4.25% Sr. Unsec. Unsub. Nts., 3/15/23	3,900,000	3,923,672
Fortis, Inc., 2.10% Sr. Unsec. Nts., 10/4/21	4,350,000	4,161,789
Iberdrola Finance Ireland DAC, 5.00% Sr. Unsec. Nts., 9/11/19[1]	2,000,000	2,025,916
PNM Resources, Inc., 3.25% Sr. Unsec. Nts., 3/9/21	4,000,000	3,943,944

22 OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Electric Utilities (Continued)
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	$ 6,148,000	$ 6,339,295
Progress Energy, Inc., 4.40% Sr. Unsec. Nts., 1/15/21	750,000	762,497
Southern Power Co., 2.50% Sr. Unsec. Nts., 12/15/21	3,700,000	3,589,314
Southwestern Electric Power Co., 3.55% Sr. Unsec. Nts., 2/15/22	2,000,000	1,972,653
		54,563,957

Independent Power and Renewable Electricity Producers—0.2%
IPALCO Enterprises, Inc., 3.45% Sr. Sec. Nts., 7/15/20	3,400,000	3,382,428

Multi-Utilities—2.2%
CenterPoint Energy Resources Corp., 3.55% Sr. Unsec. Nts., 4/1/23	3,000,000	2,982,932
CenterPoint Energy, Inc., 3.85% Sr. Unsec. Nts., 2/1/24	5,000,000	4,999,030
Dominion Energy, Inc.: 2.75% Sr. Unsec. Nts., 1/15/22	3,000,000	2,898,007
4.104% Jr. Sub. Nts., 4/1/21[9]	4,500,000	4,519,993
DTE Energy Co.: 3.30% Sr. Unsec. Nts., 6/15/22	3,000,000	2,964,234
3.70% Sr. Unsec. Nts., 8/1/23	3,319,000	3,303,219
NiSource, Inc., 3.85% Sr. Unsec. Nts., 2/15/23	3,500,000	3,503,374
PSEG Power LLC: 3.85% Sr. Unsec. Nts., 6/1/23	4,000,000	3,966,287
5.125% Sr. Unsec. Nts., 4/15/20	3,750,000	3,820,596
Sempra Energy, 2.40% Sr. Unsec. Nts., 3/15/20	4,000,000	3,931,652
		36,889,324
Total Corporate Bonds and Notes (Cost $1,094,463,049)		1,072,009,849

	Shares	Value
Investment Company—4.4%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.17%[10,11] (Cost $73,657,383)	73,657,383	$ 73,657,383
Total Investments, at Value (Cost $1,927,153,859)	114.2%	1,905,524,987
Net Other Assets (Liabilities)	(14.2)	(236,352,252)

Net Assets	100.0%	$ 1,669,172,735

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $446,182,456 or 26.73% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

These securities amount to $17,444,894 or 1.05% of the Fund’s net assets at period end.

23 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

4. Interest rate is less than 0.0005%.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $41,338 or 0.00% of the Fund’s net assets at period end.

7. Restricted security. The aggregate value of restricted securities at period end was $8,070, which represents 0.00% of the Fund’s net assets. See Note 3 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24	4/21/97-6/21/97	$ 656,974	$ 8,070	$ (648,904)

8. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying

Notes.

9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

10. Rate shown is the 7-day yield at period end.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2018	Gross Additions	Gross Reductions	Shares November 30, 2018
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	17,051,487	161,330,202	104,724,306	73,657,383

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$ 73,657,383	$ 155,903	$ —	$ —

24 OPPENHEIMER LIMITED-TERM BOND FUND

Futures Contracts as of November 30, 2018

Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
United States Treasury Long Bonds	Sell	3/20/19	97	USD 13,551	$ 13,570,906	$ (19,897)
United States Treasury Nts., 10 yr.	Sell	3/20/19	709	USD 84,517	84,692,266	(175,232)
United states Treasury Nts., 2 yr.	Buy	3/29/19	1,780	USD 375,438	375,552,189	113,883
United States Treasury Nts., 5 yr.	Sell	3/29/19	3,372	USD 380,326	380,904,283	(578,369)

						$ (659,615)

Glossary:

Definitions

D11COF	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
MSCI	Morgan Stanley Capital International
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

25 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS November 30, 2018 Unaudited

1. Organization

Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee

26 OPPENHEIMER LIMITED-TERM BOND FUND

2. Securities Valuation (Continued)

considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

27 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$259,291,846	$—	$259,291,846
Mortgage-Backed Obligations	—	496,971,548	40,216	497,011,764
U.S. Government Obligations	—	3,554,145	—	3,554,145
Corporate Bonds and Notes	—	1,072,009,849	—	1,072,009,849
Investment Company	73,657,383	—	—	73,657,383

Total Investments, at Value	73,657,383	1,831,827,388	40,216	1,905,524,987
Other Financial Instruments:
Futures contracts	113,883	—	—	113,883

Total Assets	$73,771,266	$1,831,827,388	$40,216	$1,905,638,870

Liabilities Table
Other Financial Instruments:
Futures contracts	(773,498)	—	—	(773,498)

Total Liabilities	$(773,498)	$—	$—	$(773,498)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at
Value:
Asset-Backed
Securities	$173,266	$(173,266)
Total Assets	$173,266	$(173,266)

*Transferred from Level 3 to Level 2 due to the availability of market data for this security.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per

28 OPPENHEIMER LIMITED-TERM BOND FUND

3. Investments and Risks (Continued)

share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$347,742,794
Sold securities	92,925,742

The Fund may enter into “forward roll” transactions with respect to mortgage-related

29 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $1,318,475 of collateral to the Fund for forward roll transactions.

At period end, the Fund pledged $3,000 of collateral to the counterparty for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to

30 OPPENHEIMER LIMITED-TERM BOND FUND

4. Market Risk Factors (Continued)

increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the

31 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $93,888,047 and $842,005,216 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions

32 OPPENHEIMER LIMITED-TERM BOND FUND

5. Use of Derivatives (Continued)

with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g.,

33 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

$250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

6. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

34 OPPENHEIMER LIMITED-TERM BOND FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/18/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/18/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	1/18/2019